Other Operating Income, Net (Tables)	12 Months Ended
Feb. 01, 2014
Other Operating Income

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Interest income from in-house customer finance programs	$186.4	$159.7	$125.4
Other	0.3	1.7	1.1

Other operating income, net	$186.7	$161.4	$126.5